Net interest income (Tables)	6 Months Ended
Jun. 30, 2018
Net interest income
in	2Q18	1Q18	2Q17	6M18	6M17
Net interest income (CHF million)
Loans	1,679	1,603	1,447	3,282	2,907
Investment securities	20	10	12	30	23
Trading assets	1,968	1,572	2,040	3,540	3,658
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	706	657	632	1,363	1,239
Other	717	609	471	1,326	817
Interest and dividend income	5,090	4,451	4,602	9,541	8,644
Deposits	(587)	(450)	(328)	(1,037)	(633)
Short-term borrowings	(123)	(82)	(40)	(205)	(73)
Trading liabilities	(1,144)	(860)	(1,178)	(2,004)	(1,966)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(477)	(399)	(324)	(876)	(577)
Long-term debt	(982)	(910)	(893)	(1,892)	(1,846)
Other	(184)	(165)	(102)	(349)	(179)
Interest expense	(3,497)	(2,866)	(2,865)	(6,363)	(5,274)
Net interest income	1,593	1,585	1,737	3,178	3,370

Bank
Net interest income
in	6M18	6M17
Net interest income (CHF million)
Loans	3,285	2,907
Investment securities	30	23
Trading assets	3,540	3,659
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,363	1,239
Other	1,328	817
Interest and dividend income	9,546	8,645
Deposits	(1,038)	(638)
Short-term borrowings	(210)	(73)
Trading liabilities	(2,004)	(1,969)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(876)	(577)
Long-term debt	(1,828)	(1,771)
Other	(347)	(177)
Interest expense	(6,303)	(5,205)
Net interest income	3,243	3,440